Quarterly Report
November 30, 2019
MFS®  New Discovery Value Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.3%
CACI International, Inc., “A” (a)	128,983	$30,868,212
ManTech International Corp., “A”	162,838	12,632,972
		$43,501,184
Apparel Manufacturers – 1.9%
PVH Corp.	279,634	$27,113,313
Skechers USA, Inc., “A” (a)	970,639	39,039,100
		$66,152,413
Automotive – 2.8%
LKQ Corp. (a)	1,078,564	$38,051,738
Methode Electronics, Inc.	457,781	17,034,031
Stoneridge, Inc. (a)	469,603	14,153,834
Visteon Corp. (a)	276,711	25,880,780
		$95,120,383
Brokerage & Asset Managers – 0.9%
TMX Group Ltd.	385,297	$30,973,435
Business Services – 1.7%
BrightView Holdings, Inc. (a)	1,254,056	$20,115,058
PRA Group, Inc. (a)	1,006,316	36,871,418
		$56,986,476
Computer Software – 0.2%
8x8, Inc. (a)	406,905	$8,349,691
Computer Software - Systems – 1.3%
Verint Systems, Inc. (a)	918,483	$44,647,459
Construction – 4.3%
GMS, Inc. (a)	774,705	$23,984,867
Owens Corning	783,582	52,547,009
Toll Brothers, Inc.	1,742,605	70,000,443
		$146,532,319
Consumer Products – 3.5%
Energizer Holdings, Inc.	483,452	$24,119,420
Newell Brands, Inc.	2,052,685	39,452,606
Prestige Brands Holdings, Inc. (a)	729,740	27,562,280
Sensient Technologies Corp.	434,041	27,470,455
		$118,604,761
Consumer Services – 1.0%
Grand Canyon Education, Inc. (a)	194,063	$16,532,227
Regis Corp. (a)	1,037,262	16,731,036
		$33,263,263
Containers – 3.3%
Berry Global Group, Inc. (a)	1,040,651	$48,587,995
Graphic Packaging Holding Co.	4,012,874	65,289,460
		$113,877,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.2%
HD Supply Holdings, Inc. (a)	990,880	$39,456,842
Littlefuse, Inc.	93,098	16,888,908
TriMas Corp. (a)	930,295	28,820,539
WESCO International, Inc. (a)	458,396	24,120,797
		$109,287,086
Electronics – 1.9%
nLIGHT, Inc. (a)	1,124,610	$22,413,477
Plexus Corp. (a)	554,832	42,111,749
		$64,525,226
Energy - Independent – 1.3%
Matador Resources Co. (a)	680,679	$9,583,960
WPX Energy, Inc. (a)	3,348,081	32,945,117
		$42,529,077
Engineering - Construction – 3.4%
Construction Partners, Inc., “A” (a)	1,211,532	$23,988,334
KBR, Inc.	2,253,142	67,076,037
Quanta Services, Inc.	602,493	25,087,808
		$116,152,179
Entertainment – 1.0%
IMAX Corp. (a)	1,560,948	$33,560,382
Food & Beverages – 3.3%
Cal-Maine Foods, Inc.	556,754	$24,235,502
Hostess Brands, Inc. (a)	2,655,016	35,709,965
Nomad Foods Ltd. (a)	1,801,703	37,835,763
Sanderson Farms, Inc.	82,631	13,682,041
		$111,463,271
Gaming & Lodging – 0.7%
Wyndham Hotels & Resorts, Inc.	426,134	$24,685,943
Insurance – 2.8%
CNO Financial Group, Inc.	1,399,562	$25,360,063
Everest Re Group Ltd.	65,998	17,902,617
Hanover Insurance Group, Inc.	154,120	20,949,532
Safety Insurance Group, Inc.	80,037	7,815,613
Third Point Reinsurance Ltd. (a)	2,522,487	24,089,751
		$96,117,576
Internet – 0.5%
Stamps.com, Inc. (a)	203,471	$17,752,845
Leisure & Toys – 1.3%
Brunswick Corp.	750,373	$44,099,421
Machinery & Tools – 4.2%
Actuant Corp., “A”	723,220	$17,762,283
AGCO Corp.	395,948	30,935,417
ITT, Inc.	337,304	23,537,073
Kennametal, Inc.	1,231,292	42,885,901
Regal Beloit Corp.	332,357	27,163,538
		$142,284,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.3%
TCF Financial Corp.	1,018,721	$43,285,455
Medical & Health Technology & Services – 2.0%
Premier, Inc., “A” (a)	1,927,355	$68,498,197
Medical Equipment – 1.4%
Envista Holdings Corp. (a)(l)	1,042,896	$29,326,235
Merit Medical Systems, Inc. (a)	668,913	18,729,564
		$48,055,799
Natural Gas - Distribution – 2.6%
New Jersey Resources Corp.	542,160	$23,063,487
South Jersey Industries, Inc.	2,099,176	65,578,258
		$88,641,745
Natural Gas - Pipeline – 0.4%
Plains GP Holdings LP	744,164	$13,000,545
Oil Services – 3.2%
Apergy Corp. (a)	340,189	$8,688,427
Frank's International N.V. (a)	5,621,980	28,672,098
Liberty Oilfield Services, Inc. (l)	1,252,228	11,069,696
NOW, Inc. (a)	2,020,139	22,645,758
Patterson-UTI Energy, Inc.	4,101,735	36,669,511
		$107,745,490
Other Banks & Diversified Financials – 17.9%
Air Lease Corp.	761,980	$35,378,731
Bank of Hawaii Corp.	471,739	42,508,401
Brookline Bancorp, Inc.	2,318,216	37,207,367
Cathay General Bancorp, Inc.	1,000,342	36,832,592
Cullen/Frost Bankers, Inc.	220,624	20,641,581
CVB Financial Corp.	723,411	15,452,059
Element Fleet Management Corp.	4,568,709	39,416,852
First Hawaiian, Inc.	2,184,127	62,334,985
Hanmi Financial Corp.	1,506,344	29,569,533
Lakeland Financial Corp.	984,872	46,407,169
Prosperity Bancshares, Inc.	681,484	47,874,251
Sandy Spring Bancorp, Inc.	401,245	14,188,023
Signature Bank	316,457	39,038,136
SLM Corp.	1,905,780	16,256,303
Textainer Group Holdings Ltd. (a)	1,593,417	14,547,897
UMB Financial Corp.	794,577	53,451,195
Umpqua Holdings Corp.	1,024,818	16,776,271
Wintrust Financial Corp.	603,215	40,964,331
		$608,845,677
Pharmaceuticals – 0.2%
Genomma Lab Internacional S.A., “B” (a)	7,812,072	$7,282,931
Pollution Control – 0.7%
Stericycle, Inc. (a)	391,013	$24,563,437
Real Estate – 11.2%
Brixmor Property Group, Inc., REIT	1,717,694	$37,686,206
Corporate Office Properties Trust, REIT	1,340,320	39,110,538
Equity Commonwealth, REIT	1,037,470	34,080,889
Industrial Logistics Properties Trust, REIT	1,938,934	41,958,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Invesco Mortgage Capital, Inc., REIT	1,477,352	$23,992,196
Lexington Realty Trust, REIT	2,087,086	23,124,913
Life Storage, Inc., REIT	319,082	34,945,861
Medical Properties Trust, Inc., REIT	835,698	17,349,090
Office Properties Income Trust, REIT	1,007,077	33,596,089
Spirit Realty Capital, Inc., REIT	686,478	35,971,447
STAG Industrial, Inc., REIT	807,415	25,021,791
Two Harbors Investment Corp., REIT	2,447,020	35,579,671
		$382,417,223
Specialty Chemicals – 4.5%
Axalta Coating Systems Ltd. (a)	723,039	$20,584,920
Compass Minerals International, Inc.	470,048	25,979,553
Element Solutions, Inc. (a)	1,844,894	21,566,811
Ferro Corp. (a)	2,686,768	38,743,195
Ferroglobe PLC (a)	2,454,439	1,567,650
Univar Solutions, Inc. (a)	1,885,997	44,170,050
		$152,612,179
Specialty Stores – 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	968,466	$22,952,644
Michaels Co., Inc. (a)	1,233,472	10,089,801
Urban Outfitters, Inc. (a)	1,456,713	37,379,256
Zumiez, Inc. (a)	878,023	25,936,799
		$96,358,500
Trucking – 1.2%
Schneider National, Inc.	1,764,112	$40,133,548
Utilities - Electric Power – 3.5%
Black Hills Corp.	869,979	$66,614,292
Portland General Electric Co.	927,839	51,504,343
		$118,118,635
Total Common Stocks		$3,360,025,418
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.73% (v)	39,167,632	$39,171,548
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j)	16,590,262	$16,590,262

Other Assets, Less Liabilities – (0.4)%		(12,970,144)
Net Assets – 100.0%		$3,402,817,084
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,171,548 and $3,376,615,680, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,360,025,418	$—	$—	$3,360,025,418
Mutual Funds	55,761,810	—	—	55,761,810
Total	$3,415,787,228	$—	$—	$3,415,787,228
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2019, the value of securities loaned was $16,516,068. These loans were collateralized by cash of $16,590,262 and U.S. Treasury Obligations (held by the lending agent) of $443,010.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Construction Partners, Inc., “A”*	$14,613,797	$371,443	$—	$—	$9,003,094	$—
MFS Institutional Money Market Portfolio	56,574,297	925,137,330	942,557,216	$12,411	4,726	$39,171,548
	$71,188,094	$925,508,773	$942,557,216	$12,411	$9,007,820	$39,171,548
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Construction Partners, Inc., “A”*	$—	$—
MFS Institutional Money Market Portfolio	935,791	—
	$935,791	$—
*	Held at period end. No longer considered an affiliated issuer.